Net fee and commissions expense (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fee and commissions earned were related to(1):
Financial consultants' commissions			SEK 0
Other commissions earned	SEK 3	SEK 3	2
Total Fee and commissions earned	3	3	2
Commissions incurred were related to(1):
Depot and bank fees	(6)	(7)	(6)
Brokerage	(4)	(4)	(2)
Other commissions incurred	(21)	(21)	0
Total Fee and Commission Expenses	(31)	(32)	(8)
Fee and commission income (expense)	(28)	(29)	(6)
Financial assets and liabilities not measured at fair value through profit or loss	SEK (24)	SEK (26)	SEK (3)